Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Advances to suppliers (in Dollars)	$ 2,070,333	$ 2,972,534
Depreciation expense (in Dollars)	3,080	2,001	$ 1,795
Advance from customers (in Dollars)		$ 1,784,580
Tax benefit	50.00%
Subject to examination by the tax authorities	5 years
Aggregate deposits	$ 75,000			¥ 500,000
Uninsured funds (in Dollars)	$ 902,202
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		12.50%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	19.20%	13.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.60%	10.50%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	23.10%	20.40%	20.70%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.40%	14.20%	17.80%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	32.20%	24.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.50%	19.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	19.20%	19.30%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Four [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.90%	15.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Five [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		13.70%